U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 3, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Hood River Small-Cap Growth Fund (S000055886)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Hood River Small-Cap Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 30, 2020, and filed electronically as Post-Effective Amendment No. 103 to the Trust’s Registration Statement on Form N‑1A on October 28, 2020.
If you have any questions concerning the foregoing, please contact the undersigned at alia.vasquez@usbank.com

Sincerely,

/s/ Alia Vasquez
Alia Vasquez
For U.S. Bank Global Fund Services
as Administrator to the Trust